UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Core Equity Fund

Dreyfus Floating Rate Income Fund

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Banks - 3.5%
JPMorgan Chase & Co.	46,100		5,125,859
Capital Goods - 1.2%
United Technologies	14,575		1,775,818
Commercial & Professional Services - .9%
Verisk Analytics	10,600	[a]	1,307,192
Consumer Durables & Apparel - .2%
NIKE, Cl. B	3,570		268,178
Consumer Services - 1.9%
McDonald's	14,875		2,804,086
Diversified Financials - 9.0%
American Express	25,475		2,860,078
BlackRock	8,175		3,498,982
Intercontinental Exchange	19,825		1,620,099
S&P Global	15,125		2,765,758
State Street	34,525		2,521,016
			13,265,933
Energy - 6.6%
Chevron	32,125		3,820,947
ConocoPhillips	25,725		1,702,481
Exxon Mobil	51,785		4,116,907
			9,640,335
Food, Beverage & Tobacco - 14.9%
Altria Group	69,750		3,824,392
Anheuser-Busch InBev, ADR	14,100	[b]	1,083,867
Coca-Cola	82,650		4,165,560
Constellation Brands, Cl. A	8,100		1,585,656
Nestle, ADR	28,230	[a]	2,405,761
PepsiCo	22,875		2,789,377
Philip Morris International	70,275		6,080,896
			21,935,509
Health Care Equipment & Services - 5.6%
Abbott Laboratories	36,125		2,675,056
Intuitive Surgical	4,450	[a]	2,362,372
UnitedHealth Group	11,600		3,263,776
			8,301,204
Household & Personal Products - 2.8%
Estee Lauder, Cl. A	28,750		4,101,475
Insurance - 2.9%
Chubb	31,925		4,269,649

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Materials - 2.3%
Air Products & Chemicals		5,375		864,676
Linde		13,125		2,087,531
Sherwin-Williams		1,000		424,070
				3,376,277
Media & Entertainment - 14.6%
Alphabet, Cl. C		5,705	[a]	6,243,723
Comcast, Cl. A		110,985		4,329,525
Facebook, Cl. A		48,025	[a]	6,752,795
Twenty-First Century Fox, Cl. A		54,475		2,694,878
Walt Disney		12,550		1,449,400
				21,470,321
Pharmaceuticals Biotechnology & Life Sciences - 5.0%
AbbVie		33,175		3,127,407
Novo Nordisk, ADR		52,075	[a]	2,427,737
Roche Holding, ADR		55,650	[a]	1,804,730
				7,359,874
Retailing - 2.0%
Amazon. com		1,700	[a]	2,873,289
Semiconductors & Semiconductor Equipment - 5.2%
ASML Holding NV		13,800	[a]	2,364,630
Infineon Technologies AG		18,950	[a]	401,740
Texas Instruments		48,625		4,855,206
				7,621,576
Software & Services - 10.9%
Automatic Data Processing		3,485		513,759
Microsoft		87,130		9,661,846
Visa, Cl. A		40,675	[b]	5,764,054
				15,939,659
Technology Hardware & Equipment - 5.4%
Apple		44,100		7,875,378
Transportation - 4.1%
Canadian Pacific Railway		12,875		2,723,578
Union Pacific		21,200		3,260,136
				5,983,714
Total Common Stocks (cost $63,866,946)				145,295,326
	1-Day
	Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,698,497)	2.23	1,698,497	[c]	1,698,497

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $248,929)	2.19	248,929 [c]	248,929
Total Investments (cost $65,814,372)		100.3%	147,242,752
Liabilities, Less Cash and Receivables		(.3%)	(429,494)
Net Assets		100.0%	146,813,258

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $5,976,654 and the value of the collateral held by the fund was $5,995,951, consisting of cash collateral of $248,929 and U.S. Government & Agency securities valued at $5,747,022.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	139,978,992	-	-	139,978,992
Equity Securities—
Foreign Stocks†	5,316,334	-	-	5,316,334
Investment Companies	1,947,426	-	-	1,947,426

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized appreciation on investments was $81,428,380, consisting of $82,296,897 gross unrealized appreciation and $868,517 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Floating Rate Income Fund
November 30, 2018 (Unaudited)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 6.9%
Collateralized Loan Obligations Debt - 5.1%
AMMC CLO 15,
Ser. 2014-15A, Cl. ERR, 3 Month
LIBOR + 6.91%	9.24		1/15/2032	1,500,000	[b,c]	1,473,750
Arch Street CLO,
Ser. 2016-2A, Cl. ER, 3 Month LIBOR
+ 6.30%	8.77		10/20/2028	2,000,000	[b,c]	1,989,282
Babson CLO,
Ser. 2015-1A, Cl. ER, 3 Month LIBOR
+ 5.50%	7.97		1/20/2031	3,000,000	[b,c]	2,844,378
Babson Euro CLO,
Ser. 2014-2A, Cl. FR, 3 Month
EURIBOR + 7.00% @ Floor	EUR	7.00	11/25/2029	2,000,000	[b,c]	2,160,100
Barings CLO,
Ser. 2018-1A, Cl. D, 3 Month LIBOR +
5.50%	7.94		4/15/2031	2,900,000	[b,c]	2,782,411
Battalion CLO VII,
Ser. 2014-7A, Cl. DRR, 3 Month LIBOR
+ 6.31%	8.76		7/17/2028	2,000,000	[b,c]	1,985,202
Carlyle Global Market Strategies CLO,
Ser. 2014-1A, Cl. ER, 3 Month LIBOR
+ 5.40%	7.85		4/17/2031	4,000,000	[b,c]	3,799,288
Catamaran CLO,
Ser. 2015-1A, Cl. E, 3 Month LIBOR +
5.15%	7.62		4/22/2027	3,000,000	[b,c]	2,929,017
CIFC Funding CLO,
Ser. 2012-2RA, Cl. D, 3 Month LIBOR
+ 5.45%	7.92		1/20/2028	1,000,000	[b,c]	997,181
CIFC Funding CLO,
Ser. 2014-3A, Cl. ER2, 3 Month LIBOR
+ 6.10%	8.57		10/22/2031	2,000,000	[b,c]	1,888,204
Crown Point CLO IV,
Ser. 2018-4A, Cl. D, 3 Month LIBOR +
2.75%	5.22		4/20/2031	5,000,000	[b,c]	4,930,435
Dryden Senior Loan Fund CLO,
Ser. 2015-37A, Cl. ER, 3 Month LIBOR
+ 5.15%	7.59		1/15/2031	5,000,000	[b,c]	4,646,985
Elevation CLO,
Ser. 2015-4A, Cl. D, 3 Month LIBOR +
4.50%	6.94		4/18/2027	2,000,000	[b,c]	2,013,350
Goldentree Loan Management US CLO
2,
Ser. 2017-2A, Cl. E, 3 Month LIBOR +
4.70%	7.17		11/28/2030	1,984,000	[b,c]	1,928,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 6.9% (continued)
Collateralized Loan Obligations Debt - 5.1% (continued)
Marathon CLO X,
Ser. 2017-10A, Cl. D, 3 Month LIBOR
+ 6.37%	8.99	11/15/2029	2,500,000	[b,c]	2,400,125
Marble Point CLO XII,
Ser. 2018-1A, Cl. E, 3 Month LIBOR +
6.00%	8.44	7/16/2031	1,250,000	[b,c]	1,188,261
OCP CLO,
Ser. 2014-6A, Cl. DR, 3 Month LIBOR
+ 6.52%	8.97	10/17/2030	2,000,000	[b,c]	1,908,482
OZLM VI CLO,
Ser. 2014-6A, Cl. E, 3 Month LIBOR +
6.05%	8.50	4/17/2031	4,000,000	[b,c]	3,854,836
Parallel CLO,
Ser. 2018-1A, Cl. C, 3 Month LIBOR +
2.80%	5.27	4/20/2031	1,800,000	[b,c]	1,775,079
Rockford Tower CLO,
Ser. 2018-1A, Cl. E, 3 Month LIBOR +
5.85%	8.49	5/20/2031	1,500,000	[b,c]	1,436,118
Sounds Point CLO IV-R,
Ser. 2013-3RA, Cl. E, 3 Month LIBOR
+ 6.25%	8.69	4/18/2031	3,000,000	[b,c]	2,882,571
TICP CLO IX,
Ser. 2017-9A, Cl. E, 3 Month LIBOR +
5.60%	8.07	1/20/2031	5,000,000	[b,c]	4,880,805
TICP CLO X,
Ser. 2018-10A, Cl. E, 3 Month LIBOR +
5.50%	7.97	4/20/2031	3,000,000	[b,c]	2,842,095
Venture 35 CLO,
Ser. 2018-35A, Cl. E, 3 Month LIBOR +
6.20%	8.70	10/22/2031	2,000,000	[b,c]	1,970,350
Vibrant CLO III,
Ser. 2015-3A, Cl. DRR, 3 Month LIBOR
+ 6.35%	8.82	10/20/2031	2,000,000	[b,c]	1,938,550
					63,445,105
Diversified Financials - .3%
Nationstar Mortgage,
Gtd. Notes	6.50	7/1/2021	4,000,000		4,005,000
Energy - .6%
Alta Mesa Housings,
Gtd. Notes	7.88	12/15/2024	900,000		650,250
Extraction Oil & Gas,
Sr. Unscd. Notes	5.63	2/1/2026	950,000	[c]	745,750
Genesis Energy,
Gtd. Bonds	5.63	6/15/2024	2,000,000		1,770,000
Sanchez Energy,
Gtd. Notes	6.13	1/15/2023	2,350,000		599,250

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 6.9% (continued)
Energy - .6% (continued)
SRC Energy,
Sr. Unscd. Notes	6.25	12/1/2025	4,500,000		3,960,000
					7,725,250
Health Care - .3%
Polaris Intermediate,
Sr. Unscd. Notes	8.50	12/1/2022	3,000,000	[c]	2,996,250
Materials - .6%
ARD Finance,
Sr. Scd. Notes	7.13	9/15/2023	3,000,000		2,782,500
ARD Securities Finance,
Sr. Scd. Notes	8.75	1/31/2023	2,542,399	[c]	2,138,793
BWAY,
Sr. Unscd. Notes	7.25	4/15/2025	1,050,000	[c]	956,813
W/S Packaging Holdings,
Sr. Scd. Notes	9.00	4/15/2023	1,600,000	[c]	1,628,000
					7,506,106
Total Bonds and Notes
(cost $91,175,168)					85,677,711

Floating Rate Loan Interests - 88.9%
Advertising - 1.6%
ABG Intermediate Holdings 2,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.50%	5.91	9/27/2024	6,029,182	[b]	5,985,863
Advantageles Sales & Marketing,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.25%	5.66	7/23/2021	5,684,800	[b]	5,166,062
Polyconcept North America Holdings,
First Lien Closing Date Term Loan, 1
Month LIBOR + 3.75%	6.07	8/16/2023	1,842,646	[b]	1,835,736
Red Ventures,
First Lien Initial Term B Loan, 3
Month LIBOR + 3.00%	3.00	11/8/2024	6,805,098	[b]	6,748,411
					19,736,072
Aerospace & Defense - .4%
Transdigm,
2018 New Term F Loan, 1 Month
LIBOR + 2.50%	4.82	6/9/2023	4,844,717	[b]	4,733,991
Automobiles & Components - 1.2%
CH Hold,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.00%	5.53	2/1/2024	3,985,319	[b]	3,970,394
CH Hold,
Second Lien Initial Term Loan, 1
Month LIBOR + 7.25%	9.78	2/3/2025	175,000	[b]	175,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Automobiles & Components - 1.2% (continued)
Dealer Tire,
Refinancing Term Loan, 3 Month
LIBOR + 3.25%		5.59	12/22/2021	2,142,659	[b]	2,141,320
Innovative Xcessories & Services,
Term Loan, 1 Month LIBOR + 4.75%		7.07	11/29/2022	3,822,137	[b]	3,817,359
UOS,
Initial Term Loan, 1 Month LIBOR +
5.50%		7.97	4/18/2023	4,494,711	[b]	4,567,751
						14,672,262
Building Materials - .7%
Forterra Finance,
Replacement Term Loan, 1 Month
LIBOR + 3.00%		5.53	10/25/2023	6,314,924	[b]	5,805,784
LSF10 XL BIdco SCA,
Facility B Term Loan, 3 Month LIBOR
+ 4.00%	EUR	4.00	4/11/2024	2,401,806	[b]	2,710,247
						8,516,031
Chemicals - 3.0%
AgroFresh,
Term Loan, 2 Month LIBOR + 4.75%		7.28	7/30/2021	1,891,353	[b]	1,875,986
Albaugh,
2017 Refinancing Term Loan, 1
Month LIBOR + 3.50%		5.87	12/23/2024	2,332,375	[b]	2,331,290
Allnex USA,
Term B-2 Loan, 1-3 Month LIBOR +
3.25%		5.62	9/13/2023	2,465,924	[b]	2,462,854
Allnex USA,
Tranche B-3 Term Loan, 1-3 Month
LIBOR + 3.25%		5.62	9/13/2023	1,857,882	[b]	1,855,569
Colouroz Investment 2,
First Lien Term B-1 Loan, 3 Month
LIBOR + 3.00%		5.81	9/7/2021	3,313,505	[b]	3,089,844
Cyanco Intermediate,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.50%		5.84	3/16/2025	3,576,489	[b]	3,551,149
Encapsys,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.25%		5.78	11/7/2024	3,857,164	[b]	3,837,087
Encapsys,
Second Lien Initial Term Loan, 1
Month LIBOR + 7.50%		10.03	11/7/2025	1,419,000	[b]	1,397,715
Flint Group,
First Lien Term C Loan, 3 Month
LIBOR + 3.00%		6.03	9/7/2021	598,651	[b]	558,242
Novacap International,
Facility B, 3 Month LIBOR + 3.50%	EUR	3.50	6/22/2023	1,500,000	[b]	1,682,765
OCI Partners,
Term Loan, 3 Month LIBOR + 4.00%		6.58	3/13/2025	4,696,112	[b]	4,731,333

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Chemicals - 3.0% (continued)
Omnova Solutions,
Term B-2 Loan, 1 Month LIBOR +
3.25%	5.57		8/25/2023	2,870,058	[b]	2,852,120
Oxea,
Term B-2 Loan, 3 Month LIBOR +
3.50%	5.94		10/14/2024	2,762,514	[b]	2,738,342
Polar US Borrower,
First Lien Term Loan, 3 Month LIBOR
+ 4.75%	7.19		10/15/2025	4,553,764	[b]	4,491,150
						37,455,446
Commercial & Professional Services - 10.2%
Allied Universal Holdco,
Incremental Term Loan, PRIME +
4.25%	6.64		7/28/2022	7,560,647	[b]	7,459,070
AVSC Holding,
Second Lien Initial Loan, 3 Month
LIBOR + 7.25%	9.57		9/1/2025	1,061,750	[b]	1,040,515
AVSC Holding,
Term Loan, 2-3 Month LIBOR +
3.25%	5.57		3/3/2025	6,894,490	[b]	6,779,593
Blitz F18-675,
New Facility B-2, 2 Month LIBOR +
3.75%	EUR	3.75	7/30/2025	2,500,000	[b]	2,837,524
Camelot Finance,
2017-2 Refinancing Term Loan, 1
Month LIBOR + 3.25%	5.56		10/3/2023	5,392,296	[b]	5,345,141
Cast & Crew Payroll,
Term Loan, 1 Month LIBOR + 2.75%	5.40		9/27/2024	974,875	[b]	962,689
CHG Healthcare Services,
New Term Loan, 1-3 Month LIBOR +
3.00%	5.33		6/7/2023	4,135,016	[b]	4,128,814
Constellis Holdings,
First Lien Initial Term B Loan, 3
Month LIBOR + 5.00%	7.48		4/21/2024	5,283,125	[b]	5,203,878
Creative Artists Agency,
Amendment No 7 Refinancing Term
Loan, 1 Month LIBOR + 3.00%	5.53		2/15/2024	6,094,920	[b]	6,067,005
Electro Rent,
Tranche B Term Loan, 1-2 Month
LIBOR + 5.00%	7.53		1/31/2024	3,492,121	[b]	3,513,947
Employbridge,
Refinancing Term Loan, 3 Month
LIBOR + 4.50%	5.50		4/18/2025	3,039,101	[b]	3,040,529
Fort Dearborn Holding,
First Lien Initial Term Loan, 3 Month
LIBOR + 4.00%	6.48		10/19/2023	3,649,230	[b]	3,466,769
Legalzoom.Com,
First Lien Initial Term B Loan, 3
Month LIBOR + 4.50%	4.50		11/21/2024	2,400,000	[b]	2,388,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Commercial & Professional Services - 10.2% (continued)
Lineage Logistics,
Term Loan, 1 Month LIBOR + 3.00%		5.32	2/27/2025	5,365,372	[b]	5,275,931
National Intergovernmental,
First Lien Term Loan, 3 Month LIBOR
+ 3.75%		6.28	5/23/2025	3,134,613	[b]	3,126,777
Obol France 3 SAS,
First Lien Initial Term B Loan, 3
Month EURIBOR + 3.25% @ Floor	EUR	3.25	4/11/2023	2,500,000	[b]	2,828,623
Packers Holdings,
Term Loan, 1 Month LIBOR + 3.25%		5.57	12/4/2024	5,714,375	[b]	5,635,802
Parexel International,
Term Loan B, 1 Month LIBOR +
2.75%		5.16	9/27/2024	4,504,500	[b]	4,383,442
PI Lux Finco,
Facility B-2, 3 Month EURIBOR +
3.25% @ Floor	EUR	3.25	1/3/2025	2,000,000	[b]	2,230,939
PI Lux Finco,
Second Lien Facility 1, 3 Month
LIBOR + 7.25%		9.62	12/22/2025	1,250,000	[b]	1,243,750
PI US Mergerco,
Facility B-1, 3 Month LIBOR + 3.50%		5.82	1/3/2025	5,223,750	[b]	5,154,091
Pre-Paid Legal Services,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.25%		5.78	5/1/2025	2,970,952	[b]	2,963,525
Restaurant Technologies,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.25%		5.65	10/1/2025	2,327,676	[b]	2,325,732
Swordfish Merger,
Term Loan, 1 Month LIBOR + 3.00%		5.53	2/3/2025	4,762,930	[b]	4,614,088
Team Health Holdings,
Term Loan, 1 Month LIBOR + 2.75%		5.28	2/6/2024	7,176,815	[b]	6,728,264
Transaction Network Services,
First Lien Initial Term Loan, 3 Month
LIBOR + 4.00%		6.32	8/14/2022	3,618,472	[b]	3,612,140
USS Ultimate Holdings,
Tranche B Term Loan, 1 Month
LIBOR + 3.75%		6.28	8/26/2024	3,070,761	[b]	3,028,538
Verscend Holding,
Term B Loan, 3 Month LIBOR +
4.50%		6.82	8/27/2025	10,020,716	[b]	10,033,242
Wand Intermediate I,
Refinancing Term B Loan, 1 Month
LIBOR + 3.00%		5.39	9/17/2021	4,114,998	[b]	4,096,995
Weight Watchers International,
Term B Loan, 3 Month LIBOR +
4.75%		7.07	11/29/2024	6,489,994	[b]	6,516,376
						126,031,729

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Consumer Discretionary - 6.1%
AP Gaming I,
First Lien Initial Term B Loan, 3
Month LIBOR + 3.50%		5.80	2/15/2024	5,296,545	[b]	5,299,855
Deluxe Entertainment Services Group,
Initial Term Loan, 3 Month LIBOR +
5.50%		8.03	2/28/2020	1,413,291	[b]	1,254,296
FPC Holdings,
First Lien Term B-1 Loan, 1 Month
LIBOR + 4.50%		6.91	11/18/2022	2,871,035	[b]	2,868,638
FPC Holdings,
Second Lien Term B-1 Loan, 1 Month
LIBOR + 9.00%		11.41	5/19/2023	1,018,519	[b]	1,032,095
Golden Entertainment,
First Lien Term B Facility Loan, 1
Month LIBOR + 3.00%		5.48	10/21/2024	4,540,687	[b]	4,500,956
Greektown Holdings,
Term Loan, 1 Month LIBOR + 2.75%		5.51	4/25/2024	3,555,000	[b]	3,554,271
GVC Holdings,
Facility B-1, 3 Month LIBOR + 2.75%	EUR	2.75	3/2/2023	1,500,000	[b]	1,697,624
GVC Holdings,
Facility B-2 (Eur), 3 Month LIBOR +
2.75%	EUR	2.75	3/29/2024	1,500,000	[b]	1,698,507
Hayward Industries,
Term Loan, 1 Month LIBOR + 3.50%		6.03	8/5/2024	6,680,787	[b]	6,620,660
Scientific Games International,
Initial Term B-5 Loan, 1 Month LIBOR
+ 2.75%		5.07	8/14/2024	6,587,708	[b]	6,425,354
SESAC Holdco II,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.00%		5.56	2/23/2024	2,955,000	[b]	2,962,387
SMG US Midco 2,
Term Loan, 1 Month LIBOR + 3.25%		5.74	1/23/2025	3,569,243	[b]	3,535,799
Stars Group Holdings,
Euro Term Loan, 3 Month LIBOR +
3.75%	EUR	3.75	7/10/2025	4,000,000	[b]	4,552,650
Stars Group Holdings,
Term Loan, 3 Month LIBOR + 3.50%		5.93	7/10/2025	5,309,377	[b]	5,298,944
Technicolor,
First Incremental Term Loan, 3
Month LIBOR + 2.75%		5.15	12/6/2023	2,358,000	[b]	2,225,363
Travel Leaders Group,
2018 Refinancing Term Loan, 1
Month LIBOR + 4.00%		6.31	1/25/2024	4,741,029	[b]	4,760,775
Varsity Brands Holding,
First Lien Term Loan, 1 Month LIBOR
+ 3.50%		5.84	12/16/2024	5,666,990	[b]	5,649,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Consumer Discretionary - 6.1% (continued)
William Morris Endeavor
Entertainment,
New Term B-1 Loan, 1 Month LIBOR
+ 2.75%	5.06		5/18/2025	6,661,338	[b]	6,557,254
Yak Access,
First Lien Initial Term Loan, 1 Month
LIBOR + 5.00%	7.44		7/11/2025	5,300,000	[b]	4,876,000
						75,370,708
Consumer Staples - .7%
Carlisle Foodservice Products,
First Lien Delayed Draw Term Loan,
1 Month LIBOR + 3.00%	5.37		3/20/2025	772,868	[b,d]	756,444
Carlisle Foodservice Products,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.00%	5.37		3/20/2025	3,409,249	[b]	3,336,802
Kik Custom Products,
Term B-3 Loan, 1 Month LIBOR +
4.00%	6.32		5/15/2023	4,400,000	[b]	4,213,924
						8,307,170
Diversified Financials - 2.1%
BHN Merger Sub,
First Lien Term Loan, 2 Month LIBOR
+ 3.00%	5.34		6/15/2025	8,212,575	[b]	8,120,184
AI Alpine AT Bidco,
First Lien Initial Term B Loan, 3
Month LIBOR + 3.50%	EUR	3.50	10/31/2025	1,000,000	[b]	1,128,919
Capital Automotive,
Initial Tranche B Term Loan (Second
Lien), 3 Month LIBOR + 6.00%	8.37		3/24/2025	2,308,166	[b]	2,324,519
HNC Holdings,
Initial Term Loan, 1 Month LIBOR +
4.00%	6.48		10/5/2023	2,363,985	[b]	2,354,139
Masergy Communications,
2017 Replacement First Lien Term
Loan, 3 Month LIBOR + 3.25%	5.56		12/15/2023	3,683,033	[b]	3,627,788
PGX Holdings,
First Lien Term B Loan, 1 Month
LIBOR + 5.25%	7.65		9/29/2020	1,909,991	[b]	1,870,598
TKC Holdings,
First Lien Term Loan, 1 Month LIBOR
+ 3.75%	6.08		2/1/2023	5,014,336	[b]	4,939,121
TKC Holdings,
Second Lien Term Loan, 1 Month
LIBOR + 8.00%	10.33		2/1/2024	2,075,000	[b]	2,068,951
						26,434,219

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Electronic Components - .3%
IDEMIA Identity & Security France SAS,
Facility B Term Loan, 3 Month LIBOR
+ 3.75%	EUR	3.75	1/10/2024	2,500,000	[b]	2,799,287
IDEMIA Identity & Security France SAS,
Facility B Term Loan, 3 Month LIBOR
+ 3.75%	6.07		1/10/2024	615,625	[b]	609,469
						3,408,756
Energy - 5.0%
Bison Midstream Holdings,
Term Loan, 1 Month LIBOR + 4.00%	6.31		5/21/2025	5,384,891	[b]	5,257,000
California Resource,
Term Loan, 1 Month LIBOR + 10.38%	12.90		12/31/2021	3,000,000	[b]	3,207,510
California Resources,
Term 11/17 Loan, 1 Month LIBOR +
4.75%	7.06		12/31/2022	2,864,815	[b]	2,895,841
Centurion Pipeline,
First Lien Initial Term B Loan, 3
Month LIBOR + 3.25%	5.65		9/29/2025	1,329,791	[b]	1,336,446
Gavilan Resources,
Second Lien Term Loan, 1 Month
LIBOR + 6.00%	8.32		3/1/2024	4,935,000	[b]	4,219,425
GIP III Stetson I,
Term Loan, 3 Month LIBOR + 4.25%	6.72		7/18/2025	6,454,231	[b]	6,401,791
Granite Acquisition,
First Lien Term B Loan, 3 Month
LIBOR + 3.50%	6.34		12/20/2021	5,357,428	[b]	5,344,704
Granite Acquisition,
First Lien Term C Loan, 3 Month
LIBOR + 3.50%	6.34		12/20/2021	412,851	[b]	411,871
Granite Acquisition,
Second Lien Term B Loan, 3 Month
LIBOR + 7.25%	9.59		12/19/2022	471,490	[b]	470,165
HFOTCO,
7 Year Term B Loan, 3 Month LIBOR
+ 2.75%	5.14		6/26/2025	3,089,423	[b]	3,070,130
Keane Group Holdings,
Term Loan, 1 Month LIBOR + 3.75%	6.07		5/25/2025	3,593,494	[b]	3,440,770
Lucid Energy Group II Borrower,
Term Loan, 1 Month LIBOR + 3.00%	5.32		2/17/2025	7,747,672	[b]	7,408,711
Natgasoline,
Initial Term Loan, 3 Month LIBOR +
3.50%	3.50		11/14/2025	4,555,430	[b]	4,555,430
Oryx Southern Delaware Holdings,
Term Loan, 1 Month LIBOR + 3.25%	5.57		2/28/2025	6,711,323	[b]	6,507,198
Oxbow Carbon ,
First Lien Term B Loan, 1 Month
LIBOR + 3.75%	5.91		1/4/2023	4,999,703	[b]	5,009,103

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Energy - 5.0% (continued)
Oxbow Carbon ,
Term Loan (Second Lien ), 3 Month
LIBOR + 7.50%	9.91	1/4/2024	2,107,143	[b]	2,146,652
					61,682,747
Environmental Control - 1.4%
EnergySolutions,
Term Loan, 3 Month LIBOR + 3.75%	6.28	5/9/2025	5,002,087	[b]	4,902,046
Filtration Group,
Initial Dollar Term Loan, 1 Month
LIBOR + 3.00%	5.40	3/29/2025	5,846,248	[b]	5,815,555
GFL Environmental,
2018 Incremental Term Loan, 3
Month LIBOR + 2.75%	5.07	5/31/2025	6,682,741	[b]	6,519,883
GFL Environmental,
First Lien Delayed Draw Term Loan,
PRIME + 2.75%	5.07	5/30/2025	309,188	[b]	301,653
					17,539,137
Food Products - 1.2%
Albertson's,
First Lien Initial Term B-7 Loan, 3
Month LIBOR + 3.00%	5.45	11/17/2025	1,357,205	[b]	1,330,488
Albertson's,
Replacement 2017-1 Term B-5 Loan,
3 Month LIBOR + 3.00%	5.40	12/21/2022	1,410,714	[b]	1,391,098
Albertson's,
Replacement 2017-1 Term B-6 Loan,
3 Month LIBOR + 3.00%	5.40	6/22/2023	8,715,322	[b]	8,568,251
UTZ Quality Foods,
First Lien Term Loan, 1 Month LIBOR
+ 3.50%	5.84	11/13/2024	2,977,500	[b]	2,968,210
					14,258,047
Forest Products & Other - .2%
Dunn Paper,
First Lien Term Loan, 1 Month LIBOR
+ 4.75%	7.15	8/26/2022	2,090,208	[b]	2,108,497
Health Care - 10.7%
Air Medical Group Holdings,
2018 Term Loan, 1 Month LIBOR +
3.25%	5.57	4/28/2022	6,641,579	[b]	6,362,633
Air Methods,
Term Loan, 3 Month LIBOR + 3.50%	6.01	4/21/2024	3,112,409	[b]	2,661,763
Albany Molecular Research,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.25%	5.57	8/30/2024	5,126,752	[b]	5,083,508
Alphabet Holding,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.50%	5.90	9/26/2024	3,762,000	[b]	3,540,042

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Health Care - 10.7% (continued)
Alphabet Holding,
Second Lien Initial Term Loan, 1
Month LIBOR + 7.75%		10.15	9/26/2025	1,600,000	[b]	1,427,336
Auris LuxCo,
First Lien Term B Loan, 3 Month
LIBOR + 4.00%	EUR	4.00	7/24/2025	2,250,000	[b]	2,563,349
Auris Luxembourg III,
Facility B7 Term Loan, 3 Month
LIBOR + 3.00%		5.32	1/17/2022	1,447,622	[b]	1,444,003
Auris Luxembourg III,
Term B Loan, 3 Month LIBOR +
3.75%		6.07	7/24/2025	650,000	[b]	649,597
Avantor,
First Lien Initial Term B Loan, 3
Month LIBOR + 3.75%	EUR	3.75	11/22/2024	2,487,469	[b]	2,821,090
Avantor,
Initial B1 Dollar Term Loan, 1 Month
LIBOR + 3.75%		4.75	11/22/2024	4,709,312	[b]	4,714,210
Change Healthcare Holdings,
Closing Date Term Loan, 1 Month
LIBOR + 2.75%		5.07	3/1/2024	5,812,537	[b]	5,756,475
CVS Holdings I,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.00%		5.53	2/6/2025	5,234,411	[b]	5,154,272
Dentalcorp Perfect Smile,
First Lien Delayed Draw Term Loan,
3 Month LIBOR + 3.75%		6.08	6/6/2025	909,995	[b,d]	906,018
Dentalcorp Perfect Smile,
Term Loan, 1 Month LIBOR + 3.75%		6.08	6/6/2025	3,633,155	[b]	3,617,278
Elsan SAS,
Facility B2 Term Loan, 3 Month
LIBOR + 3.75%	EUR	3.75	10/31/2022	2,500,000	[b]	2,840,368
Envision Healthcare,
Initial Term Loan, 1 Month LIBOR +
3.75%		6.19	10/10/2025	8,868,996	[b]	8,545,100
Immucor,
Term Loan B-3, 3 Month LIBOR +
5.00%		7.48	6/15/2021	5,005,612	[b]	5,036,897
MPH Acquisition Holdings,
Initial Term Loan, 3 Month LIBOR +
2.75%		5.33	6/7/2023	1,378,247	[b]	1,355,568
Nidda Healthcare Holding,
Term Loan D, 3 Month LIBOR +
4.00%	EUR	4.00	8/21/2024	2,000,000	[b]	2,251,181
NVA Holdings,
First Lien Term B-3 Loan, 1 Month
LIBOR + 2.75%		5.23	2/2/2025	4,645,587	[b]	4,546,869

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Health Care - 10.7% (continued)
Ortho Clinical Diagnostics,
Refinancing Term Loan, 1 Month
LIBOR + 3.25%	5.58	6/30/2025	6,207,300	[b]	6,063,756
Petvet Care Centers,
First Lien Delayed Draw Term Loan,
PRIME + 2.75%	5.06	2/14/2025	905,597	[b,d]	873,901
Petvet Care Centers,
First Lien Term Loan, 1 Month LIBOR
+ 2.75%	5.06	2/14/2025	3,065,756	[b]	2,958,454
Petvet Care Centers,
Second Lien Term Loan, 1 Month
LIBOR + 6.25%	8.56	2/13/2026	1,488,652	[b]	1,492,374
PharMerica,
First Lien Term Loan, 1 Month LIBOR
+ 3.50%	5.83	12/6/2024	5,614,538	[b]	5,598,734
PharMerica,
Second Lien Term Loan, 1 Month
LIBOR + 7.75%	10.08	12/5/2025	1,500,000	[b]	1,488,750
Sebia,
Facility B-2, 3 Month LIBOR + 3.50%	6.01	12/13/2024	2,075,000	[b]	2,064,625
Sound Inpatient Physicians,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.00%	5.40	6/27/2025	2,521,247	[b]	2,514,162
Sound Inpatient Physicians,
Second Lien Initial Loan, 1 Month
LIBOR + 6.75%	9.15	6/26/2026	2,974,297	[b]	2,987,935
Surgery Center Holdings,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.25%	4.25	9/2/2024	8,730,227	[b]	8,608,004
Universal Hospital Services,
First Lien Delayed Draw Term B
Loan, 3 Month LIBOR + 3.00%	3.00	10/20/2025	5,923,089	[b]	5,908,281
US Anesthesia Partners,
First Lien Term Loan, 1 Month LIBOR
+ 3.00%	5.30	6/24/2024	6,591,915	[b]	6,550,715
Valeant Pharmaceuticals,
Initial Term B Loan, 1 Month LIBOR +
3.00%	5.32	6/2/2025	6,749,444	[b]	6,688,969
Wink Holdco,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.00%	5.32	12/1/2024	5,466,231	[b]	5,393,640
Wink Holdco,
Second Lien Initial Term Loan, 1
Month LIBOR + 6.75%	9.07	12/1/2025	2,033,333	[b]	1,987,583
					132,457,440
Industrials - 4.2%
AI Alpine US Bidco,
Facility B, 3 Month LIBOR + 3.25%	3.25	10/27/2025	7,619,818	[b]	7,524,570

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Industrials - 4.2% (continued)
Brand Energy & Infrastructure Services,
Term Loan, 3 Month LIBOR + 4.25%	6.62	6/21/2024	7,736,525	[b]	7,626,937
DG Investment Intermediate Holdings
2,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.00%	5.53	2/3/2025	112,219	[b]	110,395
Engineered Machinery Holdings ,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.25%	5.62	7/19/2024	2,759,175	[b]	2,707,440
Gates Global,
Initial B-2 Dollar Term Loan, 3 Month
LIBOR + 2.75%	5.06	4/1/2024	2,008,199	[b]	1,977,323
IEA Energy Services,
Initial Term Loan, 3 Month LIBOR +
6.25%	6.25	11/14/2024	2,367,223	[b]	2,302,124
Loparex International,
Term B Loan, 3 Month LIBOR +
4.25%	6.69	4/11/2025	4,249,801	[b]	4,255,113
Nci Building Systems,
Term Loan, 3 Month LIBOR + 3.75%	6.19	4/12/2025	4,981,992	[b]	4,889,825
North American Lifting Holdings,
First Lien Term Loan, 3 Month LIBOR
+ 4.50%	6.82	11/27/2020	2,843,189	[b]	2,658,382
Titan Acquisition,
Term Loan, 1 Month LIBOR + 3.00%	5.40	3/28/2025	5,586,925	[b]	5,264,895
USIC Holdings,
Term B Loan, 1 Month LIBOR +
3.25%	5.78	12/8/2023	3,262,318	[b]	3,211,344
Vac Germany Holding,
Term B Loan, 3 Month LIBOR +
4.00%	6.33	3/8/2025	3,084,500	[b]	3,084,500
Verra Mobility,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.75%	6.07	2/28/2025	6,334,453	[b]	6,340,408
					51,953,256
Information Technology - 8.9%
Applied Systems,
First Lien Term Loan, 3 Month LIBOR
+ 3.00%	5.35	9/19/2024	7,126,741	[b]	7,067,340
Ascend Learning,
Term Loan, 1 Month LIBOR + 3.00%	5.44	7/12/2024	4,829,991	[b]	4,787,728
Boxer Parent,
Term Loan, 1 Month LIBOR + 4.25%	6.66	10/2/2025	10,805,000	[b]	10,683,444
Capri Acquisitions BidCo,
Initial Dollar Term Loan, 3 Month
LIBOR + 3.25%	5.57	11/1/2024	4,608,168	[b]	4,544,806
CCC Information Services,
First Lien Term Loan, 1 Month LIBOR
+ 3.00%	5.52	4/29/2024	4,186,402	[b]	4,147,677

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Information Technology - 8.9% (continued)
Compuware,
Senior Secured Term Loan, 1 Month
LIBOR + 3.50%	5.81	8/22/2025	4,270,977	[b]	4,279,006
DigiCert Holdings,
First Lien Term Loan, 3 Month LIBOR
+ 4.75%	7.28	10/31/2024	5,938,318	[b]	5,923,472
Dynatrace,
Senior Secured First Lien Term Loan,
3 Month LIBOR + 3.25%	5.56	8/25/2025	7,142,271	[b]	7,133,343
Dynatrace,
Senior Secured Second Lien Term
Loan, 3 Month LIBOR + 7.00%	9.31	8/24/2026	396,786	[b]	401,994
Greeneden US Holdings II,
Dollar Term B-3 Loan, 1 Month
LIBOR + 3.50%	5.82	12/1/2023	8,251,203	[b]	8,192,991
HIS,
Second Lien Term Loan, 1 Month
LIBOR + 7.00%	9.41	7/7/2025	2,375,000	[b]	2,386,875
Hyland Software,
2018 Refinancing Term Loan, 1
Month LIBOR + 3.50%	5.55	7/1/2024	6,126,537	[b]	6,093,361
Kronos,
2018 New Incremental Term Loan, 2-
3 Month LIBOR + 3.00%	5.37	11/1/2023	5,554,570	[b]	5,481,166
Marcel Bidco,
Term Loan B, 1 Month LIBOR +
3.25%	5.58	9/26/2025	6,369,977	[b]	6,346,090
Mitchell International,
First Lien Term Loan, 1 Month LIBOR
+ 3.25%	5.57	11/29/2024	5,467,014	[b]	5,401,410
Mitchell International,
Second Lien Term Loan, 1 Month
LIBOR + 7.25%	9.57	12/1/2025	1,265,000	[b]	1,265,000
Press Ganey Holdings,
First Lien Initial Term Loan, 1 Month
LIBOR + 2.75%	5.26	10/21/2023	4,479,751	[b]	4,436,364
Press Ganey Holdings,
Second Lien Term Loan, 1 Month
LIBOR + 6.50%	8.99	10/21/2024	269,664	[b]	271,013
Quest Software US Holdings,
First Lien Term Loan, 3 Month LIBOR
+ 4.25%	6.56	5/16/2025	7,124,660	[b]	7,097,942
Riverbed Technology,
First Lien Term Loan, 1 Month LIBOR
+ 3.25%	5.62	4/24/2022	3,181,844	[b]	3,071,355
RP Crown Parent,
Term Loan, 1 Month LIBOR + 2.75%	5.24	10/12/2023	4,511,992	[b]	4,444,335

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Information Technology - 8.9% (continued)
Sophia,
Tranche B Term Loan, 3 Month
LIBOR + 3.25%	5.70	9/30/2022	6,634,961	[b]	6,545,389
					110,002,101
Insurance - 5.6%
Alliant Holdings Intermediate,
2018 Initial Term Loan, 1 Month
LIBOR + 3.00%	5.53	5/9/2025	3,919,215	[b]	3,854,430
AssuredPartners,
2017 September Refinancing Term
Loan, 1 Month LIBOR + 3.25%	5.69	10/22/2024	7,624,022	[b]	7,500,169
Asurion,
Amendment No. 14 Replacement B-4
Term Loan, 1 Month LIBOR + 3.00%	5.53	8/4/2022	1,396,762	[b]	1,386,160
Asurion,
First Lien Initial Term B-7 Loan, 3
Month LIBOR + 3.00%	5.30	11/3/2024	1,000,000	[b]	991,015
Asurion,
Replacement B-6 Term Loan, 1
Month LIBOR + 3.00%	5.32	11/3/2023	1,151,982	[b]	1,141,666
Asurion,
Second Lien Replacement B-2 Term
Loan, 3 Month LIBOR + 6.50%	8.92	8/4/2025	12,422,453	[b]	12,701,958
HUB International,
Term Loan, 3 Month LIBOR + 3.00%	5.51	4/25/2025	7,531,125	[b]	7,409,912
Mayfield Agency Borrower,
First Lien Term B Loan, 3 Month
LIBOR + 4.50%	6.82	2/28/2025	5,868,041	[b]	5,831,365
Mayfield Agency Borrower,
Second Lien Term B Loan, 1 Month
LIBOR + 8.50%	10.82	3/2/2026	1,891,367	[b]	1,881,910
Sedgwick Claims Management Services,
First Lien Term Loan, 1 Month LIBOR
+ 2.75%	5.19	3/1/2021	2,689,918	[b]	2,666,381
Sedgwick Claims Management Services,
Second Lien Term Loan, 1 Month
LIBOR + 5.75%	8.19	2/28/2022	5,640,556	[b]	5,644,081
Sedgwick Claims Management Services,
First Lien Initial Term B Loan, 3
Month LIBOR + 3.25%	3.25	12/31/2025	8,026,440	[b]	7,954,965
USI,
Term B Loan, 3 Month LIBOR +
3.00%	5.32	5/16/2024	5,252,296	[b]	5,131,493
York Risk Services Holding,
Initial Term Loan, 1 Month LIBOR +
3.75%	6.15	10/1/2021	5,253,329	[b]	5,030,063
					69,125,568

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Internet Software & Services - 2.6%
Infinitas Learning Holding,
Facility B-3 Term Loan, 3 Month
LIBOR + 3.75%	EUR	3.75	5/3/2024	2,000,000	[b]	2,234,131
Ion Trading Finance,
Initial Dollar Term Loan, 1 Month
LIBOR + 4.00%		6.31	11/21/2024	4,538,568	[b]	4,469,082
Ion Trading Finance,
Initial Euro Term Loan, 1 Month
LIBOR + 3.25%	EUR	4.25	11/21/2024	3,190,473	[b]	3,568,483
Rodan & Fields,
Closing Date Term Loan, 1 Month
LIBOR + 4.00%		6.34	6/16/2025	5,378,764	[b]	4,975,357
Trader,
Senior Secured First Lien Term Loan,
1 Month LIBOR + 3.00%		5.53	9/28/2023	4,429,841	[b]	4,420,605
Web.com Group,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.75%		6.19	10/10/2025	7,525,430	[b]	7,464,286
Web.com Group,
Second Lien Term Loan, 3 Month
LIBOR + 7.75%		10.19	9/17/2026	868,132	[b]	863,791
Xo Group,
Sr. Scd. Term Loan B, 1 Month LIBOR
+ 4.50%		4.50	11/10/2025	3,813,333	[b]	3,799,033
						31,794,768
Materials - 4.8%
Albea Beauty Holdings,
Facility B-2 - Euro, 6 Month LIBOR +
3.25%	EUR	3.25	4/22/2024	2,000,000	[b]	2,258,890
Ball Metalpack Finco,
First Lien Initial Term Loan, 1 Month
LIBOR + 4.50%		7.03	7/31/2025	4,916,982	[b]	4,916,982
Berlin Packaging,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.00%		5.31	11/7/2025	3,449,238	[b]	3,393,187
BWAY,
Term Loan, 3 Month LIBOR + 3.25%		5.57	4/3/2024	10,721,357	[b]	10,455,253
Circor International,
Term Loan, 1 Month LIBOR + 3.50%		5.83	12/11/2024	4,776,992	[b]	4,711,309
Form Technologies,
First Lien B1 Term Loan, 3 Month
LIBOR + 3.25%		5.65	1/28/2022	6,024,617	[b]	5,971,902
Murray Energy,
Superpriority Term B-2 Loan, 1
Month LIBOR + 7.25%		9.51	10/17/2022	7,902,747	[b]	6,912,928
Peabody Energy,
2018 Refinancing Term Loan, 1
Month LIBOR + 2.75%		5.19	3/31/2025	2,020,348	[b]	2,013,378

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Materials - 4.8% (continued)
Reynolds Group Holdings,
Incremental Term Loan, 1 Month
LIBOR + 2.75%	5.28		2/5/2023	6,478,122	[b]	6,410,911
TecoStar Holdings,
2017 First Lien Term Loan, 1 Month
LIBOR + 3.50%	5.82		5/1/2024	6,347,081	[b]	6,319,344
TricorBraun,
First Lien Closing Date Term Loan, 3
Month LIBOR + 3.75%	6.07		11/30/2023	5,323,304	[b]	5,317,981
TricorBraun,
First Lien Delayed Draw Term Loan,
3 Month LIBOR + 3.75%	6.07		11/30/2023	536,394	[b]	535,858
						59,217,923
Media - 4.7%
Altice Financing,
2017 Term Loan, 1 Month LIBOR +
2.75%	5.06		1/31/2026	2,569,201	[b]	2,479,279
Altice France,
Incremental Term B Loan-13, 3
Month LIBOR + 4.00%	6.32		8/14/2026	9,416,667	[b]	8,998,802
CBS Radio,
Term B Loan-1, 1-3 Month LIBOR +
2.75%	5.06		11/18/2024	2,783,159	[b]	2,769,939
Nep Group,
First Lien Initial Term B Loan, 3
Month LIBOR + 3.25%	5.55		10/19/2025	4,456,633	[b]	4,438,049
Nep Group,
Second Lien Initial Loan, 1 Month
LIBOR + 7.00%	9.30		10/20/2025	3,850,196	[b]	3,797,255
Radiate Holdco,
Term Loan, 1 Month LIBOR + 3.00%	5.52		2/1/2024	10,899,592	[b]	10,716,316
Springer Science+Business Media,
Initial Term B-12 Loan, 3 Month
LIBOR + 3.25%	EUR	3.75	8/15/2022	2,918,549	[b]	3,295,829
Townsquare Media,
Term B Loan, 1 Month LIBOR +
3.00%	5.53		4/1/2022	3,791,591	[b]	3,763,154
Tribune Media,
Tranche C Term Loan, 1 Month
LIBOR + 3.00%	5.52		1/27/2024	5,765,981	[b]	5,753,987
Univision Communications,
2017 Replacement Term Loan, 1
Month LIBOR + 2.75%	5.09		3/15/2024	7,949,860	[b]	7,434,550
WideOpenWest Finance,
Refinancing Term B Loan, 1 Month
LIBOR + 3.25%	5.70		8/18/2023	5,505,391	[b]	5,239,756
						58,686,916

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Metals & Mining - .6%
Big River Steel,
Closing Date Term Loan, 3 Month
LIBOR + 5.00%		7.31	8/15/2023	4,379,365	[b]	4,379,365
Covia Holdings,
Term Loan, 3 Month LIBOR + 3.75%		6.07	6/1/2025	3,955,049	[b]	3,186,306
						7,565,671
Real Estate - .7%
DTZ US Borrower,
Closing Date Term Loan, 1 Month
LIBOR + 3.25%		5.56	8/21/2025	7,700,000	[b]	7,603,750
Foncia Groupe,
Senior Facility B-3, 3 Month LIBOR +
3.25%	EUR	3.25	9/7/2023	1,482,447	[b]	1,678,698
						9,282,448
Retailing - 4.2%
Bass Pro Group,
Initial Term Loan, 1 Month LIBOR +
5.00%		7.30	9/25/2024	3,250,000	[b]	3,220,051
Comfort Holding,
Term Loan, 1 Month LIBOR + 4.75%		7.28	2/5/2024	2,708,750	[b]	2,558,645
Douglas,
Facility B8, 3 Month LIBOR + 3.25%	EUR	3.25	8/12/2022	2,811,546	[b]	2,525,131
Douglas,
Term B-7 Loan, 3 Month EURIBOR +
3.50% @ Floor	EUR	3.50	8/12/2022	47,166	[b]	42,375
Douglas Holdings,
Term B-1 Loan, 3 Month EURIBOR +
3.50% @ Floor	EUR	3.50	8/12/2022	379,473	[b]	340,921
Douglas Holdings,
Term B-2 Loan, 3 Month EURIBOR +
3.50% @ Floor	EUR	3.50	8/12/2022	113,228	[b]	101,725
Douglas Holdings,
Term B-3 Loan, 3 Month EURIBOR +
3.50% @ Floor	EUR	3.50	8/12/2022	349,253	[b]	313,771
Douglas Holdings,
Term B-4 Loan, 3 Month EURIBOR +
3.50% @ Floor	EUR	3.50	8/12/2022	130,804	[b]	117,515
Douglas Holdings,
Term B-5 Loan, 3 Month EURIBOR +
3.50% @ Floor	EUR	3.50	8/12/2022	9,627	[b]	8,649
Douglas Holdings,
Term B-6 Loan, 3 Month EURIBOR +
3.50% @ Floor	EUR	3.50	8/12/2022	158,902	[b]	142,758
EG America,
Additional Facility Loan, 3 Month
LIBOR + 4.00%		6.48	2/7/2025	1,753,018	[b]	1,738,231
Foundation Building Materials Holding,
Term Loan, 3 Month LIBOR + 3.25%		5.78	8/13/2025	3,948,684	[b]	3,879,582

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Retailing - 4.2% (continued)
Leslie's Poolmart,
Term B-2 Loan, 2 Month LIBOR +
3.50%	5.82		8/16/2023	4,062,546	[b]	4,019,889
Men's Wearhouse,
Term B-2 Loan, 1 Month LIBOR +
3.50%	5.92		4/9/2025	6,324,818	[b]	6,293,194
Neiman Marcus Group ,
Term Loan, 1 Month LIBOR + 3.25%	5.58		10/25/2020	5,189,119	[b]	4,518,140
NPC International ,
First Lien Term Loan, 1 Month LIBOR
+ 3.50%	5.98		4/19/2024	4,379,662	[b]	4,211,768
Peer Holding III,
Facility B, 3 Month LIBOR + 3.50%	EUR	3.50	3/8/2025	2,000,000	[b]	2,250,909
Serta Simmons Bedding,
First Lien Initial Term Loan, 1 Month
LIBOR + 3.50%	6.03		11/8/2023	3,242,250	[b]	2,882,911
SRS Distribution,
Term Loan, 2 Month LIBOR + 3.25%	5.57		5/23/2025	3,920,175	[b]	3,784,596
Staples,
Term Loan, 3 Month LIBOR + 4.00%	6.33		9/12/2024	5,442,996	[b]	5,367,039
Tacala Investment,
First Lien Term Loan, 1 Month LIBOR
+ 3.25%	5.78		1/31/2025	4,272,094	[b]	4,216,023
						52,533,823
Semiconductors & Semiconductor Equipment - .5%
Bright Bidco,
2018 Refinancing Term B Loan, 1-3
Month LIBOR + 3.50%	5.82		6/30/2024	6,525,210	[b]	6,272,358
Technology Hardware & Equipment - 2.4%
Everi Payments,
New Term B Loan, 1 Month LIBOR +
3.00%	5.81		5/9/2024	7,532,081	[b]	7,514,418
Harland Clarke Holdings,
Term Loan, 3 Month LIBOR + 4.75%	7.28		11/3/2023	3,573,339	[b]	3,307,250
McAfee,
Term B USD Loan, 1 Month LIBOR +
3.75%	3.75		9/30/2024	7,788,926	[b]	7,779,190
McAfee,
Term B USD Loan, 1 Month LIBOR +
3.75%	9.50		9/29/2025	1,825,000	[b]	1,847,822
Sandvine,
First Lien Initial Term Loan, 3 Month
LIBOR + 4.50%	4.50		10/30/2025	4,172,839	[b]	4,183,272
Tempo Acquisition,
Term Loan, 1 Month LIBOR + 3.00%	5.53		5/1/2024	5,220,939	[b]	5,185,045
						29,816,997

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 88.9% (continued)
Telecommunication Services - 2.7%
CenturyLink,
Initial Term A Loan, 1 Month LIBOR +
2.75%	5.28		11/1/2022	3,167,722	[b]	3,153,213
CenturyLink,
Initial Term B Loan, 1 Month LIBOR +
2.75%	5.10		1/31/2025	1,994,975	[b]	1,941,370
Consolidated Communications,
Term Loan, 1 Month LIBOR + 3.00%	5.41		10/5/2023	4,965,191	[b]	4,774,850
Cyxtera DC Holdings,
Second Lien Initial Term Loan, 1
Month LIBOR + 7.25%	9.78		5/1/2025	2,775,000	[b]	2,677,875
GTT Communications,
EMEA Term Loan, 1 Month LIBOR +
3.25%	EUR	3.25	6/2/2025	2,493,750	[b]	2,791,414
Intelsat Jackson Holdings,
Term B4 Loan, 1 Month LIBOR +
4.50%	6.91		1/2/2024	3,619,048	[b]	3,696,604
IPC,
First Lien Term B-1 Loan, 3 Month
LIBOR + 4.50%	7.02		8/6/2021	773,537	[b]	723,257
MTN Infrastructure TopCo ,
Term Loan, 1 Month LIBOR + 3.00%	5.31		11/15/2024	5,476,602	[b]	5,445,112
West,
Term Loan B, 1 Month LIBOR +
4.00%	6.43		10/10/2024	9,078,255	[b]	8,783,212
						33,986,907
Transportation - .2%
Kenan Advantage Group,
Initial Canadian Term Loan, 1 Month
LIBOR + 3.00%	5.53		7/29/2022	625,135	[b]	619,534
Kenan Advantage Group,
Initial U. S. Term Loan, 1 Month
LIBOR + 3.00%	5.34		7/29/2022	2,056,496	[b]	2,038,070
						2,657,604
Utilities - 2.0%
Eastern Power,
Term Loan, 3 Month LIBOR + 3.75%	6.06		10/2/2023	8,502,884	[b]	8,443,576
EFS Cogen Holdings I,
Term B Advance, 3 Month LIBOR +
3.25%	5.77		6/28/2023	4,806,720	[b]	4,774,684
Helix Gen Funding,
Term Loan, 1 Month LIBOR + 3.75%	6.07		6/3/2024	8,111,994	[b]	7,537,056
Pike,
2018 Initial Term Loan, 1 Month
LIBOR + 3.50%	5.87		3/21/2025	3,617,391	[b]	3,615,564
						24,370,880
Total Floating Rate Loan Interests
(cost $1,122,036,823)						1,099,979,472

		Shares
Exchange-Traded Funds - 2.4%
Registered Investment Companies - 2.4%
Invesco Senior Loan ETF		661,000	14,978,260
SPDR Blackstone / GSO Senior Loan
ETF		322,000	14,953,680
Total Exchange-Traded Funds
(cost $29,946,786)			29,931,940
	1-Day
Description	Yield (%)	Shares	Value ($)
Investment Companies - 3.3%
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $39,977,981)	2.23	39,977,981 [e]	39,977,981
Total Investments (cost $1,283,136,758)		101.5%	1,255,567,104
Liabilities, Less Cash and Receivables		(1.5%)	(18,106,773)
Net Assets		100.0%	1,237,460,331

ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
PRIME—Prime Lending Rate
EUR—Euro

[a] Amount stated in U.S. Dollars unless otherwise noted above.
[b] Variable rate security—rate shown is the interest rate in effect at period end.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $71,910,711 or 5.81% of net assets.
[d] Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.
[e] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Floating Rate Income Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan
Obligations	-	63,445,105	-	63,445,105
Corporate Bonds†	-	22,232,606	-	22,232,606
Exchange-Traded Fund	29,931,940	-	-	29,931,940
Floating Rate Loan Interests†	-	1,099,979,472	-	1,099,979,472
Investment Company	39,977,981	-	-	39,977,981
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	1,233,738	-	1,233,738

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Floating Rate Income Fund
November 30, 2018 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency	Settlement	Unrealized
Currency	Amounts	Sold	Amounts	Date	Appreciation ($)
Credit Suisse International
United States
Dollar	2,236,054	Euro	1,956,000	1/16/19	11,515
United States
Dollar	2,041,388	Euro	1,755,000	1/16/19	45,444
United States
Dollar	9,523,270	Euro	8,301,000	1/16/19	82,625
United States
Dollar	3,204,266	Euro	2,807,000	1/16/19	11,893
United States
Dollar	1,778,547	Euro	1,552,000	1/16/19	13,473
United States
Dollar	44,166,396	Euro	37,895,000	1/16/19	1,068,788
Gross Unrealized Appreciation					1,233,738

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2018, accumulated net unrealized depreciation on investments was $27,569,654, consisting of $908,396 gross unrealized appreciation and $28,478,050 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 16, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)